Filed pursuant to Rule 497(e)
File Nos. 333-208929; 811-23127
GOODHAVEN FUND (Symbol: GOODX)
(the “Fund”)

Supplement dated May 13, 2025 to
the Statutory Prospectus dated March 30, 2025

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
GoodHaven Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
GoodHaven Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement with your Statutory Prospectus